Common Stock Narrative (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Class B [Member]	Dec. 31, 2008 Class B [Member]
Stockholders' Equity Note [Abstract]
Payments of Dividends		$ 99,960,000	$ 228,651,000	$ 98,499,000
Common Stock, Special Dividends, Per Share, Cash Paid	$ 1.26
Payments Of Special Dividends	129,800,000
Statement [Line Items]
Number of shares authorized under share repurchase program						5,000,000
Repurchased shares, shares		1,500,000
Amount paid for repurchase of common stock		$ (28,057,000)	$ (14,249,000)	$ (20,102,000)
Remaining number of shares authorized to be repurchased					2,200,000